Customer Accounts (Tables)	12 Months Ended
Sep. 30, 2019
Banking and Thrift [Abstract]
Schedule of deposit liabilities
The following tables provide the composition of the Company's customer accounts, including time deposits.

	September 30, 2019			September 30, 2018
	Deposit Account Balance	As a % of Total Deposits	Weighted Average Rate	Deposit Account Balance	As a % of Total Deposits	Weighted Average Rate
($ in thousands)
Non-interest checking	$1,621,343	13.5%	—%	$1,401,226	12.4%	—%
Interest checking	1,984,576	16.6	0.61	1,778,520	15.6	0.50
Savings	753,574	6.3	0.13	836,501	7.3	0.11
Money market	2,724,308	22.7	0.82	2,566,096	22.5	0.65
Time deposits	4,906,963	40.9	1.91	4,804,803	42.2	1.50
Total	$11,990,764	100%	1.08%	$11,387,146	100%	0.87%

Schedule of time deposits

Time deposits by rate band are as follows:	September 30, 2019	September 30, 2018
	(In thousands)
Time deposit accounts
Less than 1.00%	$21,281	$629,589
1.00% to 1.99%	3,588,689	3,761,543
2.00% to 2.99%	1,294,889	413,671
3.00% to 3.99%	2,104	—
Total time deposits	$4,906,963	$4,804,803

Time deposits by maturity band are as follows:	September 30, 2019	September 30, 2018
	(In thousands)
Within 1 year	$3,489,839	$2,800,978
1 to 2 years	925,170	1,335,242
2 to 3 years	294,990	296,238
Over 3 years	196,964	372,345
	$4,906,963	$4,804,803

Schedule of interest expense on customer deposits
Interest expense on customer accounts consisted of the following:

Year ended September 30,	2019	2018	2017
	(In thousands)
Checking accounts	$12,499	$6,072	$2,721
Savings accounts	980	920	978
Money market accounts	21,967	7,788	3,592
Time deposit accounts	87,665	58,468	45,256
	123,111	73,248	52,547
Less early withdrawal penalties	(895)	(756)	(524)
	$122,216	$72,492	$52,023

Weighted average interest rate at end of year	1.08%	0.87%	0.54%
Weighted daily average interest rate during the year	1.05%	0.65%	0.49%